SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Share Price			$ 0.57
Risk free interest rate		3.40%	3.40%
Expected dividend		0.00%	0.00%
Expected volatility		108.75%	108.75%
Derivative warrant liability [member]
IfrsStatementLineItems [Line Items]
Share Price	$ 0.76	$ 7.95
Exercise Price	$ 380	$ 8.1782
Risk free interest rate	3.78%	4.34%	4.34%
Expected dividend	0.00%	0.00%	0.00%
Expected volatility	95.00%	95.00%	95.00%
Early exercise threshold	$ 570	$ 12.2673
Derivative warrant liability [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life	3 years 11 months 15 days	1 year 8 months 12 days	1 year 8 months 12 days
Derivative warrant liability [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life	4 years 9 months 10 days	4 years 2 months 12 days	4 years 2 months 12 days